Item G.1.b.i.  material amendments to organizational documents.

ABRDN AUSTRALIA EQUITY FUND, iNC.

ARTICLES OF AMENDMENT

ABRDN AUSTRALIA EQUITY FUND, INC., a Maryland corporation (the “Corporation”), certifies that:

FIRST: The charter (the “Charter”) of the Corporation is hereby amended to provide that, upon the Effective Time (as defined below), every three shares of common stock, $0.01 par value per share, of the Corporation which are issued and outstanding immediately prior to the Effective Time shall be changed into one issued and outstanding share of common stock, $0.03 par value per share, of the Corporation.

SECOND: The amendment to the Charter as set forth in Article FIRST herein has been duly approved by at least a majority of the entire board of directors of the Corporation as required by law. The amendment set forth herein is limited to a change authorized to be made without action by the stockholders of the Corporation, pursuant to Section 2-309(e)(2) of the Maryland General Corporation Law (the “MGCL”).

THIRD:  The charter of the Corporation is hereby amended, effective immediately after the Effective Time (as defined below), to decrease the par value of the shares of common stock of the Corporation issued and outstanding immediately after the Effective Time to $0.01 per share.

FOURTH:  The amendment to the charter of the Corporation as set forth in Article THIRD herein has been duly approved by a majority of the entire Board of Directors of the Corporation as required by law.  The amendment set forth in Article THIRD herein is limited to a change expressly authorized by Section 2-605(a)(2) of the MGCL to be made without action by the stockholders of the Corporation.

FIFTH: There has been no increase in the authorized stock of the Corporation effected by the amendment to the Charter as set forth above.

SIXTH: These Articles of Amendment shall be effective at 9:30 a.m. Eastern Time on October 23, 2025 (the “Effective Time”).

SEVENTH: The undersigned officer acknowledges these Articles of Amendment are the act of the Corporation and that to the best of such officer’s knowledge, information and belief, all matters and facts set forth herein are true in all material respects and that this statement is made under the penalties for perjury.

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President and attested to by its Vice President and Secretary on this 15th day of October, 2025.

                ABRDN AUSTRALIA EQUITY FUND, INC.

By:         /s/ Alan Goodson

                Name:    Alan Goodson

                Title:       President

ATTEST:

                  /s/ Megan Kennedy

Name:    Megan Kennedy

Title:       Vice President and Secretary